Summary of Other Postretirement Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Amounts recognized on the Consolidated Balance Sheet
Pensions and other postretirement benefits	$ (1,346,224)	$ (1,372,437)
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	75,544	83,654
Service cost	623	825	728
Interest cost	2,971	2,826	3,482
Actuarial (gain) loss	1,963	(6,752)
Benefits paid	(4,894)	(5,009)
Benefit obligation at end of year	76,207	75,544	83,654
Amortization of unrecognized actuarial loss	884	1,279	480
Net periodic benefit cost	4,478	4,930	4,690
Funded status	(76,207)	(75,544)
Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	(5,874)	(6,068)
Pensions and other postretirement benefits	(70,333)	(69,476)
Net amount recognized	(76,207)	(75,544)
Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	14,074	13,115
Prior service (credit)	(797)	(920)
Net amount recognized	$ 13,277	$ 12,195